SSgA FUNDS

SUPPLEMENT DATED MAY 11, 2009
TO
PROSPECTUS DATED DECEMBER 29, 2008

Combined Prospectus

The tables of principal risks appearing under the heading "Principal Risks" on pages 13-15 of the combined Prospectus of the SSgA Funds are hereby replaced in their entirety as follows:

Principal Risk	Money Market	US Government Money Market	Tax Free Money Market	Bond Market	Intermediate	High Yield Bond	Disciplined Equity	Small Cap	Tuckerman Active REIT	IAM Shares
Analytical Models								X

Asset-Backed Securities	X			X	X	X

Call				X	X	X

Credit/Default	X	X	X	X	X	X

Derivatives				X	X	X	X	X	X	X

Dollar-Denominated Instruments	X			X	X	X

Equity Securities							X	X	X	X

Extension				X	X	X

Fundamental Strategy									X

Government Securities	X	X		X	X	X

Growth Stocks							X	X		X

Income	X	X	X	X	X	X			X

Interest Rate	X	X	X	X	X	X

IPO Holding							X	X	X	X

IPO Trading								X

Large Capitalization Securities							X		X	X

Liquidity	X	X	X	X	X	X	X	X	X

Management				X	X	X	X	X	X	X

Market	X	X	X	X	X	X	X	X	X	X

Medium Capitalization Securities							X		X	X

Money Market	X	X	X

Mortgage-Backed Rolls				X	X	X

Mortgage-Backed Securities	X			X	X	X

Municipal Obligations			X

Non-diversification									X

Non-investment Grade Securities						X

Portfolio Turnover				X	X	X		X

Prepayment				X	X	X

Quantitative Strategy							X	X		X

Real Estate Securities								X	X	X

Sector	X	X	X	X	X	X	X	X	X	X

Short Sale

Small Capitalization Securities							X	X	X	X

Value Stocks							X	X		X

Principal Risk	Enhanced Small Cap	Directional Core Equity	Core Edge Equity	S&P 500 Index Fund	Emerging Markets	International Stock Selection	Life Solutions Balanced	Life Solutions Growth	Life Solutions Income and Growth
Affiliated Persons							X	X	X

Analytical Models	X	X	X

Credit/Default					X

Derivatives	X	X	X	X	X	X

Dollar-Denominated Instruments		X	X

Emerging Market					X

Equity Securities	X	X	X	X	X	X

Foreign Currency					X	X

Foreign Securities			X		X	X

Government Securities		X

Growth Stocks	X	X	X			X

Income

Investments in Underlying Funds							X	X	X

IPO Holding	X				X	X

IPO Trading					X

Large Capitalization Securities		X	X	X	X	X

Liquidity	X	X	X		X	X

Management	X	X	X	X	X	X	X	X	X

Market	X	X	X	X	X	X	X	X	X

Master/Feeder Structure				X

Medium Capitalization Securities		X	X

Non-investment Grade Securities					X

Passive Strategy				X

Portfolio Turnover		X	X

Quantitative Strategy	X	X	X		X	X

Real Estate Securities		X	X

Sector				X	X

Short Sale		X	X

Small Capitalization Securities	X	X			X	X

Value Stocks	X	X	X			X

The remainder of the Prospectus section entitled "Principal Risks" is unchanged

Shareholders are further notified that effective immediately, the following portfolio management team disclosure appearing under the Prospectus heading "Portfolio Management" is hereby revised.

SSgA Bond Market and Intermediate Funds. Brian Kinney will replace John (Chuck) LaPosta on each Fund's portfolio management team. Accordingly, Mr. LaPosta's biographical information appearing on page 40 of the Prospectus is removed, and Mr. Kinney's biographical information is added on page 40 of the Prospectus as follows:

•  Brian Kinney. Brian is a Vice President of SSgA, a principal of SSgA FM, a portfolio manager for the Fixed Income department. Brian joined SSgA in 2003 and is a portfolio manager in the Active Bond group. In addition to managing portfolios, Brian heads the Stable Value and Tax Sensitive teams and is a member of the Senior Strategy and Oversight committees. Prior to joining SSgA, Brian worked at Fidelity Investments for eight years as a mortgage backed and municipal bond trader. Brian graduated from Fairfield University with a Bachelor of Arts degree and received an MBA from Boston College.

The remainder of the Prospectus section entitled "Portfolio Management" is unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSgA FUNDS

SUPPLEMENT DATED MAY 11, 2009
TO
PROSPECTUS DATED DECEMBER 29, 2008

Class R Shares

The table of principal risks appearing under the heading "Principal Risks" on page 6 of the Class R Shares Prospectus of the SSgA Funds is hereby replaced in its entirety as follows:

Principal Risk	Bond Market	Small Cap	International Stock Selection	Life Solutions Balanced	Life Solutions Growth	Life Solutions Income and Growth
Affiliated Persons				X	X	X

Analytical Models		X

Asset-Backed Securities	X

Call	X

Credit/Default	X

Derivatives	X	X	X

Dollar-Denominated Instruments	X

Equity Securities		X	X

Extension	X

Foreign Currency			X

Foreign Securities			X

Government Securities	X

Growth Stocks		X	X

Income	X

Interest Rate	X

Investments in Underlying Funds				X	X	X

IPO Holding		X	X

IPO Trading		X

Large Capitalization Securities			X

Liquidity	X	X	X

Management	X	X	X	X	X	X

Market	X	X	X	X	X	X

Mortgage-Backed Rolls	X

Mortgage-Backed Securities	X

Portfolio Turnover	X	X

Prepayment	X

Quantitative Strategy		X	X

Real Estate Securities		X

Sector	X	X

Small Capitalization Securities		X	X

Value Stocks		X	X

In addition, the following descriptions of risk are hereby added to the narrative risk disclosure in the "Principal Risks" section beginning on page 6 of the Prospectus:

Analytical Models. The success of a Fund's principal investment strategy depends on the Advisor's skill in designing and using its analytical model as a tool for selecting securities.

Growth Stocks Risk. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. As a result growth stocks tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks (e.g., value stocks).

Value Stocks Risk. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks (e.g., growth stocks). "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

The remainder of the Prospectus section entitled "Principal Risks" is unchanged

Shareholders are further notified that effective immediately, the following portfolio management team disclosure appearing under the Prospectus heading "Portfolio Management" is hereby revised.

SSgA Bond Market Fund. Brian Kinney will replace John (Chuck) LaPosta on the Fund's portfolio management team. Accordingly, Mr. LaPosta's biographical information appearing on page 19 of the Prospectus is removed, and Mr. Kinney's biographical information is added on page 19 of the Prospectus as follows:

•  Brian Kinney. Brian is a Vice President of SSgA, a principal of SSgA FM, a portfolio manager for the Fixed Income department. Brian joined SSgA in 2003 and is a portfolio manager in the Active Bond group. In addition to managing portfolios, Brian heads the Stable Value and Tax Sensitive teams and is a member of the Senior Strategy and Oversight committees. Prior to joining SSgA, Brian worked at Fidelity Investments for eight years as a mortgage backed and municipal bond trader. Brian graduated from Fairfield University with a Bachelor of Arts degree and received an MBA from Boston College.

The remainder of the Prospectus section entitled "Portfolio Management" is unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE